Postemployment benefit plans (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Feb. 29, 2012	Aug. 31, 2012 U.S. Pension Benefits	Feb. 29, 2012 Non-U.S. Pension Benefits	Feb. 29, 2012 Other Postretirement Benefits
Amendments to Pension and Other Postretirement Benefit Plans
Curtailments, settlements and termination benefits		$ 7	$ 10	$ (37)
Defined benefit plan loss of third party receivable				21
Net gain due to facility closure	6
Net increase in liability due to curtailment and remeasurement		243
Decrease (increase) in accumulated other comprehensive income		$ 153